Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Derivative Instruments, Fair Value
The following table presents the fair values of derivative instruments included in the consolidated balance sheets as of December 31, 2014 and 2013:

		Asset (Liability) Derivatives
		Fair Value
Type of Derivative	Balance Sheets Location	2014	2013
Derivatives designated as hedging instruments under ASC 815 Derivatives and Hedging
Forward contracts	Other receivables	$857	$383
Cross-currency interest rate swap (i)	Derivative instruments	6,565	(180)
		7,422	203
Derivatives not designated as hedging instruments under ASC 815 Derivatives and Hedging
Total equity return swap (ii)	Derivative instruments	$(8,006)	$(1,378)
		(8,006)	(1,378)
Total derivative instruments		$(584)	$(1,175)

(i)
At December 31, 2014, presented in the consolidated balance sheet as follows: $9,517 as a non-current asset and $2,952 as a current liability. At December 31, 2013, presented in the consolidated balance sheet as follows: $490 as a non-current asset and $670 as a current liability.

(ii)	Presented in the consolidated balance sheet as a current liability.

Schedule Of Cash Flow Hedges Included In Accumulated Other Comprehensive Income (Loss)
The following tables present the pretax amounts affecting income and other comprehensive income for the fiscal year ended December 31, 2012 for each type of derivative relationship:

Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)(i)	Gain (Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)
Forward contracts	$(901)	$949	$—
Settled cross-currency interest rate swap	(3,294)	2,152	—
Total	$(4,195)	$3,101	$—

(i)
The loss recognized in income related to forward contracts was recorded as an adjustment to food and paper. The net loss recognized in income related to the cross-currency interest rate swap is presented in the consolidated income statement as follows: a loss of $3,314 as an adjustment to foreign exchange results and a gain of $1,162 as an adjustment to net interest expense.

The following tables present the pretax amounts affecting income and other comprehensive income for the fiscal year ended December 31, 2013 for each type of derivative relationship:

Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)(i)	Gain (Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)(ii)
Forward contracts	$1,011	$(628)	$—
Settled cross-currency interest rate swap	(294)	1,436	(4,187)
Outstanding cross-currency interest rate swap	(180)	(972)	—
Total	$537	$(164)	$(4,187)

(i)
The gain recognized in income related to forward contracts was recorded as an adjustment to food and paper. The net loss recognized in income related to the cross-currency interest rate swaps is presented in the consolidated income statement as follows: a loss of $921 as an adjustment to foreign exchange results and a gain of $457 as an adjustment to net interest expense.

(ii)
Related to the loss incurred in connection with the settlement of the cross-currency interest rate swap agreement before its maturity. This result is recorded within “Loss from derivative instruments” in the Company’s consolidated statement of income.

The following tables present the pretax amounts affecting income and other comprehensive income for the fiscal year ended December 31, 2014 for each type of derivative relationship:

Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	(Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)(i)	Gain (Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)
Forward contracts	$1,925	$(1,451)	$—
Cross-currency interest rate swap	3,233	(1,341)	—
Total	$5,158	$(2,792)	$—

(i)
The gain recognized in income related to forward contracts was recorded as an adjustment to food and paper. The net gain recognized in income related to the cross-currency interest rate swaps is presented in the consolidated income statement as follows: a gain of $5,084 as an adjustment to foreign exchange results and a loss of $3,743 as an adjustment to net interest expense.

Schedule Of Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance

Derivatives Not Designated as Hedging Instruments	Gain (Loss) Recognized in Income on Derivative instruments
Total equity return swap (iii)	$97
Others (iv)	46
Total	$143

(iii)	A $630 gain is recorded within “General and administrative expenses” and a $533 loss within “Net interest expense” in the Company’s consolidated statement of income.

(iv)	These results are recorded within “Loss from derivative instruments” in the Company’s consolidated statement of income.

Derivatives Not Designated as Hedging Instruments	Loss Recognized in Income on Derivative instruments
Total equity return swap (ii)	$(7,221)
Others (iii)	(685)
Total	$(7,906)

(ii)	A $6,861 loss is recorded within “General and administrative expenses” and a $360 loss within “Net interest expense” in the Company’s consolidated statement of income.

(iii)	These results are recorded within “Loss from derivative instruments” in the Company’s consolidated statement of income.

Derivatives Not Designated as Hedging Instruments	Gain (Loss) Recognized in Income on Derivative instruments (i)
Bond swaps (i)	$(1,738)
Total equity return swap (ii)	(4,270)
Others (i)	847
Total	$(5,161)

(i)	These results are recorded within “Loss from derivative instruments” in the Company’s consolidated statement of income.

(ii)	A $4,111 loss is recorded within “General and administrative expenses” and a $159 loss within “Net interest expense” in the Company’s consolidated statement of income.